Expense Example, No Redemption (Vanguard Explorer Fund, USD $)	12 Months Ended
Oct. 31, 2012
Vanguard Explorer Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	$ 50
3 YEAR	157
5 YEAR	274
10 YEAR	616
Vanguard Explorer Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	33
3 YEAR	103
5 YEAR	180
10 YEAR	$ 406